Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST
Goldman Sachs Core Premium Income ETFs
Goldman Sachs Nasdaq‑100 Core Premium Income ETF
Goldman Sachs S&P 500 Core Premium Income ETF
(each, a “Fund” and, collectively, the “Funds”)
Supplement dated December 13, 2024 to the
Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”),
each dated December 29, 2023, as supplemented to date
At a meeting held on December 11‑12, 2024, upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees of the Goldman Sachs ETF Trust approved a change to the Funds’ fiscal year end. Effective December 31, 2024, the Funds’ fiscal year end will be changed from August 31 to December 31.

Goldman Sachs Nasdaq-100 Core Premium Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST
Goldman Sachs Core Premium Income ETFs
Goldman Sachs Nasdaq‑100 Core Premium Income ETF
(each, a “Fund” and, collectively, the “Funds”)
Supplement dated December 13, 2024 to the
Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”),
each dated December 29, 2023, as supplemented to date
At a meeting held on December 11‑12, 2024, upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees of the Goldman Sachs ETF Trust approved a change to the Funds’ fiscal year end. Effective December 31, 2024, the Funds’ fiscal year end will be changed from August 31 to December 31.

Goldman Sachs S&P 500 Core Premium Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST
Goldman Sachs Core Premium Income ETFs
Goldman Sachs S&P 500 Core Premium Income ETF
(each, a “Fund” and, collectively, the “Funds”)
Supplement dated December 13, 2024 to the
Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”),
each dated December 29, 2023, as supplemented to date
At a meeting held on December 11‑12, 2024, upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees of the Goldman Sachs ETF Trust approved a change to the Funds’ fiscal year end. Effective December 31, 2024, the Funds’ fiscal year end will be changed from August 31 to December 31.